John Hancock Variable Insurance Trust (the “Trust”)
Supplement dated March 25, 2021 to the current

Prospectus, as may be supplemented (the “Prospectus”)

Emerging Markets Value Trust (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of March 1, 2021:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.86	0.86	0.86
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.17	0.17	0.17
Total annual fund operating expenses	1.08	1.28	1.03
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.07	1.27	1.02

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.

[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	109	129	104
3 years	342	405	327
5 years	595	701	568
10 years	1,316	1,544	1,259

Effective March 1, 2021, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

Emerging Markets Value Trust	0.900%	— first $100 million; and
	0.850%	— excess over $100 million.

International Small Company Trust (the “fund”)

The information found under “Fees and expenses” and “Expense example” in the fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of March 1, 2021:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.85	0.85	0.85
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.20	0.20	0.20
Total annual fund operating expenses	1.10	1.30	1.05
Contractual expense reimbursement[2]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	1.09	1.29	1.04

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective March 1, 2021.

[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	111	131	106
3 years	349	411	333
5 years	605	712	578
10 years	1,339	1,567	1,282

Effective March 1, 2021, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

International Small Company Trust	0.850%	— at all asset levels.

Lifestyle Balanced Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	12.69	8.62	6.89	11/01/13
Series II	12.47	8.41	6.73	04/29/11
Series NAV	12.68	8.67	6.92	11/01/13
Morningstar U.S. Moderate Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	14.26	10.25	8.47	04/29/11
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.80	04/29/11
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.39	04/29/11
Combined Index (reflects no deduction for fees, expenses, or taxes)	13.01	9.00	7.48	04/29/11

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Lifestyle Conservative Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	10.75	6.39	5.08	11/01/13
Series II	10.53	6.18	4.93	04/29/11
Series NAV	10.80	6.43	5.12	11/01/13
Morningstar U.S. Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	9.26	6.37	5.30	04/29/11
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.80	04/29/11
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.39	04/29/11
Combined Index (reflects no deduction for fees, expenses, or taxes)	9.89	6.32	5.33	04/29/11

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Lifestyle Growth Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	13.58	10.03	8.03	11/01/13
Series II	13.37	9.81	7.87	04/29/11
Series NAV	13.63	10.07	8.07	11/01/13
Morningstar U.S. Moderately Aggressive Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	15.78	11.63	9.39	04/29/11
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.39	04/29/11
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.80	04/29/11
Combined Index (reflects no deduction for fees, expenses, or taxes)	14.77	10.69	8.83	04/29/11

*	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Lifestyle Moderate Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	Inception	Date of Inception
Series I	12.09	7.86	6.38	11/01/13
Series II	11.87	7.66	6.22	04/29/11
Series NAV	12.22	7.93	6.43	11/01/13
Morningstar U.S. Moderately Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	11.51	8.07	6.73	04/29/11
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.80	04/29/11
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.39	04/29/11
Combined Index (reflects no deduction for fees, expenses, or taxes)	12.03	8.12	6.78	04/29/11

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Managed Volatility Balanced Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	1.81	6.43	5.86	01/08/97
Series II	1.55	6.22	5.65	01/28/02
Series NAV	1.77	6.48	5.91	04/29/05
Morningstar U.S. Moderate Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	14.26	10.25	8.82
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Combined Index (reflects no deduction for fees, expenses, or taxes)	13.01	9.00	7.80

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Managed Volatility Conservative Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	3.39	5.27	4.79	01/08/97
Series II	3.13	5.05	4.58	01/28/02
Series NAV	3.43	5.31	4.84	04/29/05
Morningstar U.S. Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	9.26	6.37	5.42
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Combined Index (reflects no deduction for fees, expenses, or taxes)	9.89	6.32	5.47

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Managed Volatility Growth Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	–1.42	6.18	5.82	01/08/97
Series II	–1.60	5.98	5.60	01/28/02
Series NAV	–1.37	6.24	5.87	04/29/05
Morningstar U.S. Moderately Aggressive Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	15.78	11.63	9.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
Combined Index (reflects no deduction for fees, expenses, or taxes)	14.77	10.69	9.26

*	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Managed Volatility Moderate Portfolio (the “fund”)

Effective April 26, 2021, in the “Fund summary – Past performance” section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2020

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	3.31	6.40	5.88	01/08/97
Series II	3.05	6.19	5.66	01/28/02
Series NAV	3.27	6.45	5.92	04/29/05
Morningstar U.S. Moderately Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	11.51	8.07	6.96
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.51	4.44	3.84
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	18.40	15.22	13.88
Combined Index (reflects no deduction for fees, expenses, or taxes)	12.03	8.12	7.04

*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.